MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2022	May 17, 2022	Dec. 31, 2021
Assets:
Marketable securities, available-for-sale	$ 419		$ 3,808
Liabilities:
Warrant liability	225	$ 225	$ 0
Quoted Prices in Active Markets (Level 1)
Assets:
Marketable securities, available-for-sale	0
Liabilities:
Warrant liability	0
Significant Other Observable Inputs (Level 2)
Assets:
Marketable securities, available-for-sale	419
Liabilities:
Warrant liability	0
Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable securities, available-for-sale	0
Liabilities:
Warrant liability	$ 225